Risk Management - Summary of Carrying Amounts, the Fair Value and Schedule of Expected Reclassifications (Detail) R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 BRL (R$)
Disclosure of detailed information about hedged items [line items]
Exports affecting the statement of income	$ (3,666)		$ (4,101)	$ (3,195)
Maturity Date	January 2019 to December 2028	January 2019 to December 2028
Foreign exchange variation	$ (72)
Nominal value of hedging instrument (finance debt and lease liability) at December 31, 2019					$ 104,212	R$ 420,046
Non-derivative financial instruments (debt: principal and interest) [member]
Disclosure of detailed information about hedged items [line items]
Beginning balance	$ 66,168	R$ 256,390
Hedged transactions	Foreign exchange gains and losses on a portion of highly probable future monthly exports revenues	Foreign exchange gains and losses on a portion of highly probable future monthly exports revenues
Additional hedging relationships designated, designations revoked and hedging instruments re-designated	$ 56,573	R$ 222,874
Nature of the risk	Foreign Currency - Real vs U.S. Dollar Spot Rate	Foreign Currency - Real vs U.S. Dollar Spot Rate
Exports affecting the statement of income	$ (9,247)	R$ (36,560)
Principal repayments / amortization	(25,843)	(102,827)
Carrying amount	87,651	353,295	66,168		$ 87,651	R$ 353,295
Foreign exchange variation | R$		13,418
Ending balance	$ 87,651	R$ 353,295	$ 66,168